PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Index Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 30 .3%
493,867  Schwab U.S. TIPS
ETF
$ 24,935,345
3 .0
68,891  Vanguard Long-Term
Treasury ETF
3,824,139
0 .5
4,434,542
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
207,744,546
24 .8
500,271  Xtrackers USD High
Yield Corporate Bond
ETF
16,959,187
2 .0
Total Exchange-Traded
Funds
(Cost $267,865,376)
253,463,217
30 .3
MUTUAL FUNDS : 69 .4%
Affiliated Investment Companies : 69 .4%
5,937,802
(1)
Voya U.S. Bond Index
Portfolio - Class I
51,955,768
6 .2
4,065,543
(1)(2)
Voya VACS Index
Series Emerging
Markets Portfolio
41,631,165
5 .0
12,313,483
(1)
Voya VACS Index
Series I Portfolio
121,041,539
14 .5
3,430,018
(1)
Voya VACS Index
Series MC Portfolio
33,099,678
3 .9
27,392,933
(1)
Voya VACS Index
Series S Portfolio
291,460,806
34 .8
4,323,883
(1)
Voya VACS Index
Series SC Portfolio
41,768,713
5 .0
580,957,669
69 .4
Total Mutual Funds
(Cost $572,649,826)
580,957,669
69 .4
Total Long-Term
Investments
(Cost $840,515,202)
834,420,886
99 .7
Total Investments in
Securities
(Cost $840,515,202) $ 834,420,886 99 .7
Assets in Excess of
Other Liabilities 2,171,641 0.3
Net Assets $ 836,592,527 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Index Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 253,463,217 $ — $ — $ 253,463,217
Mutual Funds 580,957,669 — — 580,957,669
Total Investments, at fair value $ 834,420,886 $ — $ — $ 834,420,886
Other Financial Instruments+
Futures 609,219 — — 609,219
Total Assets $ 835,030,105 $ — $ — $ 835,030,105
Liabilities Table
Other Financial Instruments+
Futures $ (856,694) $ — $ — $ (856,694)
Total Liabilities $ (856,694) $ — $ — $ (856,694)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ — $ 47,164,045 $ (47,164,045) $ — $ — $ 1,126,824 $ (1,533,314) $ 7,834
Voya Emerging Markets Index
Portfolio - Class P2
49,432,450 9,323,007 (69,027,530) 10,272,073 — — (8,790,649) —
Voya International Index Portfolio -
Class P2
89,206,793 351,440 (90,758,285) 1,200,052 — — 6,160,951 —
Voya Russell™  Mid Cap Index
Portfolio - Class P2
31,404,305 4,821,541 (43,013,159) 6,787,313 — — (4,275,611) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 15,905,114 (15,905,114) — — — 1,274,476 —
Voya Russell™ Small Cap Index
Portfolio - Class P2
38,811,134 1,304,403 (50,927,239) 10,811,702 — — (8,362,117) —
Voya U.S. Bond Index Portfolio -
Class I
— 76,759,243 (22,250,491) (2,552,984) 51,955,768 1,157,893 (303,139) —
Voya U.S. Bond Index Portfolio -
Class P2
228,987,983 4,394,600 (262,248,443) 28,865,860 — 896,324 (23,392,200) —
Voya U.S. Stock Index Portfolio -
Class P2
277,271,180 7,055,356 (319,449,242) 35,122,706 — — (17,801,608) —
Voya VACS Index Series Emerging
Markets Portfolio
— 51,903,998 (9,367,090) (905,743) 41,631,165 — 613,406 —
Voya VACS Index Series I Portfolio
— 131,104,852 (7,634,378) (2,428,935) 121,041,539 — 69,120 32
Voya VACS Index Series MC
Portfolio
— 40,504,175 (6,231,227) (1,173,270) 33,099,678 — (95,200) —
Voya VACS Index Series S
Portfolio
— 321,868,361 (47,085,657) 16,678,102 291,460,806 — 2,789,669 —
Voya VACS Index Series SC
Portfolio
— 48,558,329 (5,480,288) (1,309,328) 41,768,713 — 57,999 —

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Index Solution 2030 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VRIAC Contract
$ 23,865,868 $ 134,569 $ (24,000,437) $ — $ — $ — $ 437,382 $ —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
— 230,887,726 (10,481,150) (12,662,030) 207,744,546 5,562,795 (69,259) 1
$ 738,979,713 $ 992,040,759 $ (1,031,023,775) $ 88,705,518 $ 788,702,215 $ 8,743,836 $ (53,220,094) $ 7,867
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 96 12/19/23 $ 11,394,000 $ (856,694)
$ 11,394,000 $ (856,694)
Short Contracts:
S&P 500 E-Mini (57) 12/15/23 (12,327,675) 609,219
$ (12,327,675) $ 609,219
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 16,693,601
Gross Unrealized Depreciation (22,787,918)
Net Unrealized Depreciation $ (6,094,317)